Results of Segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) segment	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of operating segments
Number of operating segments | segment	4
Cloud	€ 6,933	€ 4,993	€ 3,769
Software licenses	4,533	4,647	4,872
Software support	11,547	10,981	10,908
Software licenses and support	16,080	15,628	15,780
Cloud and software	23,012	20,622	19,549
Services	4,541	4,086	3,912
Total revenue	27,553	24,708	23,461
Cost of cloud	(2,534)	(2,068)	(1,660)
Cost of software licenses and support	(2,159)	(2,092)	(2,234)
Cost of cloud and software	(4,692)	(4,160)	(3,893)
Cost of services	(3,662)	(3,302)	(3,158)
Total cost of revenue	(8,355)	(7,462)	(7,051)
Gross profit	19,199	17,246	16,410
Other segment expenses	(23,081)	(19,005)	(18,584)
Segment profit	4,473	5,703	4,877
Constant Currency
Disclosure of operating segments
Total revenue	27,553	24,708
Segment profit	4,473	5,703
Operating segments
Disclosure of operating segments
Total revenue	27,236	24,383	23,118
Segment profit	10,573	9,453	8,975
Operating segments | Constant Currency
Disclosure of operating segments
Total revenue	26,520	25,593
Segment profit	10,268	9,904
Operating segments | Applications, Technology & Services
Disclosure of operating segments
Cloud SaaS/PaaS	3,243	2,347	1,593
Cloud IaaS	695	488	328
Cloud	3,938	2,835	1,922
Software licenses	4,523	4,645	4,869
Software support	11,532	10,969	10,890
Software licenses and support	16,054	15,614	15,760
Cloud and software	19,993	18,449	17,681
Services	3,551	3,305	3,176
Total revenue	23,544	21,753	20,857
Cost of cloud SaaS/PaaS	(1,126)	(948)	(676)
Cost of cloud IaaS	(493)	(428)	(305)
Cost of cloud	(1,620)	(1,377)	(981)
Cost of software licenses and support	(1,972)	(1,924)	(1,998)
Cost of cloud and software	(3,592)	(3,300)	(2,978)
Cost of services	(2,636)	(2,523)	(2,434)
Total cost of revenue	(6,228)	(5,823)	(5,412)
Gross profit	17,316	15,931	15,445
Other segment expenses	(7,448)	(7,008)	(6,858)
Segment profit	9,868	8,922	8,587
Operating segments | Applications, Technology & Services | Constant Currency
Disclosure of operating segments
Cloud SaaS/PaaS	3,152	2,424
Cloud IaaS	673	506
Cloud	3,825	2,929
Software licenses	4,422	4,875
Software support	11,269	11,478
Software licenses and support	15,691	16,353
Cloud and software	19,516	19,283
Services	3,464	3,577
Total revenue	22,980	22,859
Cost of cloud SaaS/PaaS	(1,092)	(992)
Cost of cloud IaaS	(481)	(441)
Cost of cloud	(1,573)	(1,433)
Cost of software licenses and support	(1,933)	(2,056)
Cost of cloud and software	(3,505)	(3,489)
Cost of services	(2,583)	(2,694)
Total cost of revenue	(6,089)	(6,183)
Gross profit	16,892	16,677
Other segment expenses	(7,294)	(7,318)
Segment profit	9,597	9,359
Operating segments | Intelligent Spend Group
Disclosure of operating segments
Cloud SaaS/PaaS	2,693	2,178	1,840
Cloud	2,693	2,178	1,840
Software licenses	0	0	(1)
Software support	15	16	18
Software licenses and support	15	16	17
Cloud and software	2,708	2,193	1,857
Services	476	436	404
Total revenue	3,184	2,629	2,261
Cost of cloud SaaS/PaaS	(591)	(483)	(428)
Cost of cloud	(591)	(483)	(428)
Cost of software licenses and support	(11)	(6)	(5)
Cost of cloud and software	(601)	(489)	(433)
Cost of services	(352)	(324)	(292)
Total cost of revenue	(953)	(813)	(725)
Gross profit	2,231	1,816	1,536
Other segment expenses	(1,534)	(1,285)	(1,148)
Segment profit	696	531	€ 388
Operating segments | Intelligent Spend Group | Constant Currency
Disclosure of operating segments
Cloud SaaS/PaaS	2,585	2,265
Cloud	2,585	2,265
Software licenses	0	0
Software support	14	16
Software licenses and support	14	17
Cloud and software	2,599	2,282
Services	458	451
Total revenue	3,057	2,733
Cost of cloud SaaS/PaaS	(569)	(503)
Cost of cloud	(569)	(503)
Cost of software licenses and support	(10)	(7)
Cost of cloud and software	(579)	(510)
Cost of services	(340)	(338)
Total cost of revenue	(919)	(847)
Gross profit	2,138	1,886
Other segment expenses	(1,477)	(1,341)
Segment profit	661	€ 545
Operating segments | Qualtrics
Disclosure of operating segments
Cloud SaaS/PaaS	371
Cloud	371
Software licenses	0
Software support	0
Software licenses and support	0
Cloud and software	371
Services	137
Total revenue	508
Cost of cloud SaaS/PaaS	(33)
Cost of cloud	(33)
Cost of software licenses and support	0
Cost of cloud and software	(33)
Cost of services	(78)
Total cost of revenue	(110)
Gross profit	398
Other segment expenses	(389)
Segment profit	8
Operating segments | Qualtrics | Constant Currency
Disclosure of operating segments
Cloud SaaS/PaaS	353
Cloud	353
Software licenses	0
Software support	0
Software licenses and support	0
Cloud and software	353
Services	130
Total revenue	483
Cost of cloud SaaS/PaaS	(31)
Cost of cloud	(31)
Cost of software licenses and support	0
Cost of cloud and software	(31)
Cost of services	(74)
Total cost of revenue	(106)
Gross profit	377
Other segment expenses	(368)
Segment profit	€ 9